SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Accounting Policies [Line Items]
Loss from operations	$ (105,732,514)	$ (80,038,016)	$ 65,971,873
Average product selling price	0.74		1.92
Cash flow	(15,612,697)	(112,912,407)	30,752,160
Interest costs capitalized	3,180,454	1,290,561	115,748
Cash and cash equivalents	183,312,417	209,478,864	106,468,070	123,854,702
Restricted cash	266,610,884	84,434,680
Short-term bank borrowings	463,554,185	286,887,593
Current portion of long-term borrowings	48,865,064	35,328,572
Goodwill			14,806,586
Advertising costs	2,665,486	1,756,612	795,162
Shipping and handling costs	3,747,564	4,172,910	1,109,010
Product warranty period issued	25 years
Product warranty period for defects, period one	5 years
Product warranty period for defects, period two	10 years
Cost of warranties determined by percentage of sales	1.00%
Increase (decrease) in accrual rate	0.10%
Increase (decrease) in warranty expense	300,000
Cash and cash equivalents and restricted cash	$ 278,303,903	$ 182,448,391
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Exchange of goods period	30 days
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Exchange of goods period	45 days
Land Use Rights [Member]
Summary Of Accounting Policies [Line Items]
Amortization period	50 years